                       SUPPLEMENT DATED DECEMBER 8, 2004
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 30, 2004,
                   AS PREVIOUSLY SUPPLEMENTED AUGUST 16, 2004
                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES,
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

    The Statement of Additional Information is supplemented as follows:

    The section entitled "DISTRIBUTION AND SERVICE" is amended by deleting the last paragraph on page B-25.

    The section entitled "DISTRIBUTION AND SERVICE" is further amended by adding the following paragraphs immediately preceding the last paragraph of the section:

    In addition to reallowances or commissions described above, the Distributor may from time to time implement programs under which an authorized dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any authorized dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the authorized dealer at the public offering price during such programs. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund or other Van Kampen funds. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

    The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to Morgan Stanley DW and certain other authorized dealers in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Morgan Stanley DW and to other authorized dealers for the purpose of promoting the sale of Fund shares, providing the Fund and other Van Kampen Funds with "shelf space" or a higher profile with the authorized dealer's financial advisors and consultants, placing the Fund and other Van Kampen Funds on the authorized dealer's preferred or recommended fund list, granting the Distributor access to the authorized dealer's financial advisors and consultants, providing assistance in training and educating the authorized dealer's personnel, furnishing marketing support and other specified services, maintaining share balances and/or for sub-accounting, administrative or transaction processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Van Kampen funds), amount of assets invested by the authorized dealer's customers (which could include current or aged assets of the Fund and/or some or all other Van Kampen funds), the Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments, as determined from time to time by the Adviser or the Distributor, may be different for different authorized dealers.

    With respect to Morgan Stanley DW financial advisors and intermediaries, these payments currently include the following amounts: (1) for shares sold through Morgan Stanley DW's Mutual Fund Network (other than sales through Morgan Stanley DW 401(k) platforms), (a) an amount equal to 0.20% of value (at the time of sale) of gross sales of Fund shares and (b) for those shares purchased on or after January 1, 2001, an ongoing annual fee in an amount up to 0.05% of the value of such Fund shares held for a one-year period or more; and (2) for shares sold through Morgan Stanley DW 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held.

    With respect to other authorized dealers, these payments currently include the following amounts: (1) other than sales through 401(k) platforms, (a) an amount up to 0.25% of the value (at the time of sale) of gross sales of Fund shares and (b) an ongoing annual fee in an amount up to 0.10% of the value of such Fund shares; and (2) for shares sold through 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held. You should review carefully any disclosure by your authorized dealer as to its compensation.

    The prospect of receiving, or the receipt of, such compensation, as described above, by Morgan Stanley DW or other authorized dealers may provide Morgan Stanley DW or other authorized dealers, and their representatives or employees, with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley DW or an authorized dealer does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               INF SPT SAI 12/04

                       SUPPLEMENT DATED DECEMBER 8, 2004
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 30, 2004,
                   AS PREVIOUSLY SUPPLEMENTED AUGUST 16, 2004
                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES,
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

    The Statement of Additional Information is supplemented as follows:

    The section entitled "DISTRIBUTION AND SERVICE" is amended by deleting the last paragraph on page B-25.

    The section entitled "DISTRIBUTION AND SERVICE" is further amended by adding the following paragraphs immediately preceding the last paragraph of the section:

    In addition to reallowances or commissions described above, the Distributor may from time to time implement programs under which an authorized dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any authorized dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the authorized dealer at the public offering price during such programs. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund or other Van Kampen funds. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

    The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to Morgan Stanley DW and certain other authorized dealers in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Morgan Stanley DW and to other authorized dealers for the purpose of promoting the sale of Fund shares, providing the Fund and other Van Kampen Funds with "shelf space" or a higher profile with the authorized dealer's financial advisors and consultants, placing the Fund and other Van Kampen Funds on the authorized dealer's preferred or recommended fund list, granting the Distributor access to the authorized dealer's financial advisors and consultants, providing assistance in training and educating the authorized dealer's personnel, furnishing marketing support and other specified services, maintaining share balances and/or for sub-accounting, administrative or transaction processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Van Kampen funds), amount of assets invested by the authorized dealer's customers (which could include current or aged assets of the Fund and/or some or all other Van Kampen funds), the Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments, as determined from time to time by the Adviser or the Distributor, may be different for different authorized dealers.

    With respect to Morgan Stanley DW financial advisors and intermediaries, these payments currently include the following amounts: (1) for shares sold through Morgan Stanley DW's Mutual Fund Network (other than sales through Morgan Stanley DW 401(k) platforms), (a) an amount equal to 0.20% of value (at the time of sale) of gross sales of Fund shares and (b) for those shares purchased on or after January 1, 2001, an ongoing annual fee in an amount up to 0.05% of the value of such Fund shares held for a one-year period or more; and (2) for shares sold through Morgan Stanley DW 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held.

    With respect to other authorized dealers, these payments currently include the following amounts: (1) other than sales through 401(k) platforms, (a) an amount up to 0.25% of the value (at the time of sale) of gross sales of Fund shares and (b) an ongoing annual fee in an amount up to 0.10% of the value of such Fund shares; and (2) for shares sold through 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held. You should review carefully any disclosure by your authorized dealer as to its compensation.

    The prospect of receiving, or the receipt of, such compensation, as described above, by Morgan Stanley DW or other authorized dealers may provide Morgan Stanley DW or other authorized dealers, and their representatives or employees, with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley DW or an authorized dealer does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               INF SPT SAI 12/04

                       SUPPLEMENT DATED DECEMBER 8, 2004
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 30, 2004,
                   AS PREVIOUSLY SUPPLEMENTED AUGUST 16, 2004
                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES,
                   VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

    The Statement of Additional Information is supplemented as follows:

    The section entitled "DISTRIBUTION AND SERVICE" is amended by deleting the third paragraph on page B-26.

    The section entitled "DISTRIBUTION AND SERVICE" is further amended by adding the following paragraphs immediately preceding the last paragraph of the section:

    In addition to reallowances or commissions described above, the Distributor may from time to time implement programs under which an authorized dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any authorized dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the authorized dealer at the public offering price during such programs. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund or other Van Kampen funds. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

    The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to Morgan Stanley DW and certain other authorized dealers in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Morgan Stanley DW and to other authorized dealers for the purpose of promoting the sale of Fund shares, providing the Fund and other Van Kampen Funds with "shelf space" or a higher profile with the authorized dealer's financial advisors and consultants, placing the Fund and other Van Kampen Funds on the authorized dealer's preferred or recommended fund list, granting the Distributor access to the authorized dealer's financial advisors and consultants, providing assistance in training and educating the authorized dealer's personnel, furnishing marketing support and other specified services, maintaining share balances and/or for sub-accounting, administrative or transaction processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Van Kampen funds), amount of assets invested by the authorized dealer's customers (which could include current or aged assets of the Fund and/or some or all other Van Kampen funds), the Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments, as determined from time to time by the Adviser or the Distributor, may be different for different authorized dealers.

    With respect to Morgan Stanley DW financial advisors and intermediaries, these payments currently include the following amounts: (1) for shares sold through Morgan Stanley DW's Mutual Fund Network (other than sales through Morgan Stanley DW 401(k) platforms), (a) an amount equal to 0.20% of value (at the time of sale) of gross sales of Fund shares and (b) for those shares purchased on or after January 1, 2001, an ongoing annual fee in an amount up to 0.05% of the value of such Fund shares held for a one-year period or more; and (2) for shares sold through Morgan Stanley DW 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held.

    With respect to other authorized dealers, these payments currently include the following amounts: (1) other than sales through 401(k) platforms, (a) an amount up to 0.25% of the value (at the time of sale) of gross sales of Fund shares and (b) an ongoing annual fee in an amount up to 0.10% of the value of such Fund shares; and (2) for shares sold through 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held. You should review carefully any disclosure by your authorized dealer as to its compensation.

    The prospect of receiving, or the receipt of, such compensation, as described above, by Morgan Stanley DW or other authorized dealers may provide Morgan Stanley DW or other authorized dealers, and their representatives or employees, with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley DW or an authorized dealer does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                              STMI SPT SAI 12/04

                       SUPPLEMENT DATED DECEMBER 8, 2004
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2004
                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

    The Statement of Additional Information is supplemented as follows:

    The section entitled "DISTRIBUTION AND SERVICE" is amended by deleting the carryover paragraph on pages B-52 and B-53.

    The section entitled "DISTRIBUTION AND SERVICE" is further amended by adding the following paragraphs immediately preceding the last paragraph of the section:

    In addition to reallowances or commissions described above, the Distributor may from time to time implement programs under which an authorized dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any authorized dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the authorized dealer at the public offering price during such programs. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund or other Van Kampen funds. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

    The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to Morgan Stanley DW and certain other authorized dealers in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Morgan Stanley DW and to other authorized dealers for the purpose of promoting the sale of Fund shares, providing the Fund and other Van Kampen Funds with "shelf space" or a higher profile with the authorized dealer's financial advisors and consultants, placing the Fund and other Van Kampen Funds on the authorized dealer's preferred or recommended fund list, granting the Distributor access to the authorized dealer's financial advisors and consultants, providing assistance in training and educating the authorized dealer's personnel, furnishing marketing support and other specified services, maintaining share balances and/or for sub-accounting, administrative or transaction processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Van Kampen funds), amount of assets invested by the authorized dealer's customers (which could include current or aged assets of the Fund and/or some or all other Van Kampen funds), the Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments, as determined from time to time by the Adviser or the Distributor, may be different for different authorized dealers.

    With respect to Morgan Stanley DW financial advisors and intermediaries, these payments currently include the following amounts: (1) for shares sold through Morgan Stanley DW's Mutual Fund Network (other than sales through Morgan Stanley DW 401(k) platforms), (a) an amount equal to 0.20% of value (at the time of sale) of gross sales of Fund shares and (b) for those shares purchased on or after January 1, 2001, an ongoing annual fee in an amount up to 0.05% of the value of such Fund shares held for a one-year period or more; and (2) for shares sold through Morgan Stanley DW 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held.

    With respect to other authorized dealers, these payments currently include the following amounts: (1) other than sales through 401(k) platforms, (a) an amount up to 0.25% of the value (at the time of sale) of gross sales of Fund shares and (b) an ongoing annual fee in an amount up to 0.10% of the value of such Fund shares; and (2) for shares sold through 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held. You should review carefully any disclosure by your authorized dealer as to its compensation.

    The prospect of receiving, or the receipt of, such compensation, as described above, by Morgan Stanley DW or other authorized dealers may provide Morgan Stanley DW or other authorized dealers, and their representatives or employees, with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley DW or an authorized dealer does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               CAI SPT SAI 12/04

                       SUPPLEMENT DATED DECEMBER 8, 2004

                                     TO THE

          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2004

                           VAN KAMPEN TAX FREE TRUST

                            ON BEHALF OF ITS SERIES,

                    VAN KAMPEN INSURED TAX FREE INCOME FUND

    The Statement of Additional Information is supplemented as follows:

    The section entitled "DISTRIBUTION AND SERVICE" is amended by deleting the second full paragraph on page B-33.

    The section entitled "DISTRIBUTION AND SERVICE" is further amended by adding the following paragraphs immediately preceding the last paragraph of the section:

    In addition to reallowances or commissions described above, the Distributor may from time to time implement programs under which an authorized dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any authorized dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the authorized dealer at the public offering price during such programs. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund or other Van Kampen funds. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

    The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to Morgan Stanley DW and certain other authorized dealers in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Morgan Stanley DW and to other authorized dealers for the purpose of promoting the sale of Fund shares, providing the Fund and other Van Kampen Funds with "shelf space" or a higher profile with the authorized dealer's financial advisors and consultants, placing the Fund and other Van Kampen Funds on the authorized dealer's preferred or recommended fund list, granting the Distributor access to the authorized dealer's financial advisors and consultants, providing assistance in training and educating the authorized dealer's personnel, furnishing marketing support and other specified services, maintaining share balances and/or for sub-accounting, administrative or transaction processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Van Kampen funds), amount of assets invested by the authorized dealer's customers (which could include current or aged assets of the Fund and/or some or all other Van Kampen funds), the Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments, as determined from time to time by the Adviser or the Distributor, may be different for different authorized dealers.

    With respect to Morgan Stanley DW financial advisors and intermediaries, these payments currently include the following amounts: (1) for shares sold through Morgan Stanley DW's Mutual Fund Network (other than sales through Morgan Stanley DW 401(k) platforms), (a) an amount equal to 0.20% of value (at the time of sale) of gross sales of Fund shares and (b) for those shares purchased on or after January 1, 2001, an ongoing annual fee in an amount up to 0.05% of the value of such Fund shares held for a one-year period or more; and (2) for shares sold through Morgan Stanley DW 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held.

    With respect to other authorized dealers, these payments currently include the following amounts: (1) other than sales through 401(k) platforms, (a) an amount up to 0.25% of the value (at the time of sale) of gross sales of Fund shares and (b) an ongoing annual fee in an amount up to 0.10% of the value of such Fund shares; and (2) for shares sold through 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held. You should review carefully any disclosure by your authorized dealer as to its compensation.

    The prospect of receiving, or the receipt of, such compensation, as described above, by Morgan Stanley DW or other authorized dealers may provide Morgan Stanley DW or other authorized dealers, and their representatives or employees, with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley DW or an authorized dealer does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                              TFIN SPT SAI 12/04

                       SUPPLEMENT DATED DECEMBER 8, 2004
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2004
                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES.
                        VAN KAMPEN MUNICIPAL INCOME FUND

    The Statement of Additional Information is supplemented as follows:

    The section entitled "DISTRIBUTION AND SERVICE" is amended by deleting the second paragraph on page B-28.

    The section entitled "DISTRIBUTION AND SERVICE" is further amended by adding the following paragraphs immediately preceding the last paragraph of the section:

    In addition to reallowances or commissions described above, the Distributor may from time to time implement programs under which an authorized dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any authorized dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the authorized dealer at the public offering price during such programs. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund or other Van Kampen funds. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

    The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to Morgan Stanley DW and certain other authorized dealers in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Morgan Stanley DW and to other authorized dealers for the purpose of promoting the sale of Fund shares, providing the Fund and other Van Kampen Funds with "shelf space" or a higher profile with the authorized dealer's financial advisors and consultants, placing the Fund and other Van Kampen Funds on the authorized dealer's preferred or recommended fund list, granting the Distributor access to the authorized dealer's financial advisors and consultants, providing assistance in training and educating the authorized dealer's personnel, furnishing marketing support and other specified services, maintaining share balances and/or for sub-accounting, administrative or transaction processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Van Kampen funds), amount of assets invested by the authorized dealer's customers (which could include current or aged assets of the Fund and/or some or all other Van Kampen funds), the Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments, as determined from time to time by the Adviser or the Distributor, may be different for different authorized dealers.

    With respect to Morgan Stanley DW financial advisors and intermediaries, these payments currently include the following amounts: (1) for shares sold through Morgan Stanley DW's Mutual Fund Network (other than sales through Morgan Stanley DW 401(k) platforms), (a) an amount equal to 0.20% of value (at the time of sale) of gross sales of Fund shares and (b) for those shares purchased on or after January 1, 2001, an ongoing annual fee in an amount up to 0.05% of the value of such Fund shares held for a one-year period or more; and (2) for shares sold through Morgan Stanley DW 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held.

    With respect to other authorized dealers, these payments currently include the following amounts: (1) other than sales through 401(k) platforms, (a) an amount up to 0.25% of the value (at the time of sale) of gross sales of Fund shares and (b) an ongoing annual fee in an amount up to 0.10% of the value of such Fund shares; and (2) for shares sold through 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the value of such Fund shares held. You should review carefully any disclosure by your authorized dealer as to its compensation.

    The prospect of receiving, or the receipt of, such compensation, as described above, by Morgan Stanley DW or other authorized dealers may provide Morgan Stanley DW or other authorized dealers, and their representatives or employees, with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley DW or an authorized dealer does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               MIF SPT SAI 12/04